9. INCOME TAXES - Restated	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
NOTE 9 - INCOME TAXES - Restated

In December, 2014, the Company underwent a change in control which subjected it to limitations under Internal Revenue Code Section 382. That section restricts post-change annual net operating loss utilization, based on applying an IRS- prescribed rate to the purchase price of the stock acquired in the change in control. The Company accordingly revised its estimates of net operating loss carry forwards, resulting in a reduction in the estimate of losses available for utilization in the amount of approximately $872,000.

A reconciliation of income tax benefit to the amount computed at the statutory rate of 34% (2014 – 34%) is as follows:

	2015	2014

Expected income tax recovery	$(139,800)	$(40,000)
Adjustment for non-deductible stock compensation	32,700	-
Estimated decrease in expected tax recovery resulting from Section 382 net operating loss limitations after change in control	296,400	-
Increase (decrease) in valuation allowance	(189,300)	40,000
	$-	$-

Significant components of deferred income tax assets are as follows:

	2015	2014
Deferred income tax assets
Net operating losses carried forward	$151,000	$340,000
Valuation allowance	(151,000)	(340,000)

	$-	$-

The Company has approximately $444,000 (2014 - $1,000,700) in net operating losses carried forward which will expire by 2035 if not utilized.  Future tax benefits, which may arise as a result of these losses, have not been recognized in these financial statements, and have been offset by a valuation allowance.

The Company’s net operating losses carried forward for United States income tax purposes will expire, if not utilized, as follows:

2024	$10,000
2025	7,600
2026	6,000
2027	10,900
2028	53,200
2029	8,975
2030	6,445
2031	6,445
2032	6,445
2033	6,445
2034	6,445
2035	315,200
$444,100

Realization of the above losses carried forward is dependent on the Company filing the applicable tax returns with the tax authorities, generating sufficient taxable income prior to expiration of the losses carried forward and continuing use of the acquired historic business or a significant portion of the acquired assets for two years after the change of control transaction. If this continuity of business enterprise requirement is not met, the annual net operating loss limitation on pre-change losses is zero.